Corporate debt, Breakdown of corporate debt (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Corporate debt [Abstract]
Non-current	$ 1,009,128	$ 970,077
Current	20,951	23,648
Total Corporate Debt	$ 1,030,079	$ 993,725